Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2017
Cash Flow Reconciliations
Cash Flow Reconciliations

26. Cash Flow Reconciliations

        The reconciliation of the Group's non-cash investing and financing activities for the year ended December 31, 2017 is presented in the tables below:

        A reconciliation of borrowings arising from financing activities is as follows:

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2017	2,652,026	—	—	—	—	2,652,026
Proceeds from bank loans and bonds	—	280,000	—	—	—	280,000
Bank loans and bond repayments	—	(397,008)	—	—	—	(397,008)
Additions in deferred loan/bond fees	—	(8,830)	—	(1,526)	5,474	(4,882)
Amortization of deferred loan and bond issuance costs and premium (Note 18)	—	—	—	12,398	—	12,398
Retranslation of the NOK Bonds in U.S. dollars	—	—	5,022	—	—	5,022

Borrowings outstanding as of December 31, 2017	2,652,026	(125,838)	5,022	10,872	5,474	2,547,556

        A reconciliation of derivatives arising from financing activities is as follows:

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Total
Net derivative liabilities as of January 1, 2017	22,401	—	—	—	22,401
Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedge	—	—	—	(10,505)	(10,505)
Payment for CCS termination (Note 25)	—	(20,603)	—	—	(20,603)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(7,689)	—	(7,689)

Net derivative liabilities/(assets) as of December 31, 2017	22,401	(20,603)	(7,689)	(10,505)	(16,396)

        A reconciliation of tangible fixed assets and vessels under construction arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2017	3,985,403	—	—	3,985,403
Additions (Note 6)	—	82,352	978	83,330
Depreciation expense (Note 6)	—	—	(129,512)	(129,512)

Tangible fixed assets and vessels under construction as of December 31, 2017	3,985,403	82,352	(128,534)	3,939,221

        A reconciliation of finance lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2017	220,401	—	—	220,401
Finance lease charge (Note 18)	—	—	10,875	10,875
Payments for interest	—	(14,276)	—	(14,276)
Payments for finance lease liability	—	(3,572)	—	(3,572)

Finance lease liabilities as of December 31, 2017	220,401	(17,848)	10,875	213,428

        A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	141,395	—	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222	—	139,222
Offering costs	(2,032)	(359)	(2,391)

Net proceeds from equity offerings in the year ended December 31, 2017	278,585	(359)	278,226